Financial Risk Management - Schedule of Exposure to Interest Rate Risks and Effective Interest Rates of Financial Assets and Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Borrowings [Member]
Statement Line Items [Line Items]
Financial liabilities	$ 52,252
Weighted ave. effective rate %	1.00%
Leases [Member]
Statement Line Items [Line Items]
Financial liabilities	$ 429,536
Weighted ave. effective rate %	5.37%	0.00%
Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	$ 11,645,389	$ 2,131,741
Financial liabilities
Floating Interest Rate [Member] | Borrowings [Member]
Statement Line Items [Line Items]
Financial liabilities
Floating Interest Rate [Member] | Leases [Member]
Statement Line Items [Line Items]
Financial liabilities
Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	2,025	53,456
Financial liabilities	481,788
Fixed Interest Rate [Member] | Borrowings [Member]
Statement Line Items [Line Items]
Financial liabilities	52,252
Fixed Interest Rate [Member] | Leases [Member]
Statement Line Items [Line Items]
Financial liabilities	429,536
Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	11,647,414	2,185,197
Financial liabilities	481,788
Cash at Bank / on Hand [Member]
Statement Line Items [Line Items]
Financial assets	$ 11,645,389	$ 2,131,741
Weighted ave. effective rate %	0.50%	1.74%
Cash at Bank / on Hand [Member] | Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	$ 11,645,389	$ 2,131,741
Cash at Bank / on Hand [Member] | Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets
Performance Bond and Deposits [Member]
Statement Line Items [Line Items]
Financial assets	$ 2,025	$ 53,456
Weighted ave. effective rate %	0.00%	0.00%
Performance Bond and Deposits [Member] | Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets
Performance Bond and Deposits [Member] | Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	$ 2,025	$ 53,456